CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	9 Months Ended	12 Months Ended		69 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Project Development
Allocated Share-based Compensation Expense		$ 0	$ 0	$ 4,468,490
General and administrative
Allocated Share-based Compensation Expense	$ 4,487,000	$ 161,851	$ 52,487	$ 6,311,670